Non-financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Non-financial Liabilities
Non-financial liabilities as of December 31, 2020 and 2021 are as follows:

		2020		2021
		Current	Non-current	Current	Non-current

		In millions of won
Advance received	￦	3,693,043	331,596	4,157,916	398,056
Unearned revenue		35,068	6,122	40,187	6,517
Deferred revenue		625,596	9,242,593	659,397	9,697,158
Withholdings		257,059	9,909	345,892	5,171
Others		1,360,684	71,721	1,262,941	109,462

	￦	5,971,450	9,661,941	6,466,333	10,216,364